EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Equity And Earnings Per Share Tables
Schedule of Stock Issued In Public Offerings

Common Stock Offerings

The following table presents shares of common stock issued by Newcastle in connection with public offerings since 2011:

		Price per Share			Aggregate Shares Purchased by Principals of Fortress			Options Granted to Manager (A)
Date	Number of Shares Issued	To Public	To Underwriters	Net Proceeds (millions)	Number of Shares		Price	Number of Shares	Strike Price	Grant Date Value (millions)
March 2011	17,250,000	$6.00	N/A	$98.4	—		—	1,725,000	$6.00	$7.0
September 2011	25,875,000	$4.55	N/A	$112.3	1,314,780	(B)	$4.55	2,587,500	$4.55	$5.6
April 2012	18,975,000	$6.22	N/A	$115.2	—		—	1,897,500	$6.22	$5.6
May 2012	23,000,000	$6.71	N/A	$152.0	—		—	2,300,000	$6.71	$7.6
July 2012	25,300,000	N/A	$6.63	$167.4	450,000		$6.70	2,530,000	$6.70	$8.3
January 2013	57,500,000	$9.35	N/A	$526.2	213,900		$9.35	5,750,000	$9.35	$18.0
February 2013	23,000,000	N/A	$10.34	$237.4	191,000		$10.48	2,300,000	$10.48	$8.4
June 2013	40,250,000	N/A	$4.92	$197.6	750,000		$4.97	4,025,000	$4.97	$3.8
November 2013	57,950,952	N/A	$5.21	$301.4	450,952		$5.25	5,795,095	$5.25	$6.0

(A)	In connection with these offerings, Newcastle granted options to the Manager for the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle.
(B)	This figure also includes shares purchased by officers of Newcastle.

Schedule of Outstanding Options
Newcastle’s outstanding options were summarized as follows:

	Year Ended December 31, 2013			Year Ended December 31, 2012
	Issued Prior to 2011	Issued in 2011 and thereafter	Total	Issued Prior to 2011	Issued in 2011 and thereafter	Total
Held by the Manager	1,496,555	25,996,428	27,492,983	1,751,172	7,934,166	9,685,338
Issued to the Manager and subsequently transferred to certain Manager’s employees	535,570	2,510,000	3,045,570	701,937	3,010,000	3,711,937
Issued to the independent directors	2,000	2,000	4,000	10,000	2,000	12,000
Total	2,034,125	28,508,428	30,542,553	2,463,109	10,946,166	13,409,275

Summary of Newcastle's outstanding options

The following table summarizes Newcastle’s outstanding options at December 31, 2013. Note that the last sales price on the New York Stock Exchange for Newcastle’s common stock in the year ended December 31, 2013 was $5.74 per share.

							Intrinsic Value at
	Date of		Options Exercisable at	Weighted Average	Fair Value At Grant		December 31, 2013
Recipient	Grant/Exercise	Number of Options	December 31, 2013	Strike Price (A)	Date (millions) (B)		(millions)
Directors	Various	20,000	4,000	$8.06	Not Material		—
Manager (C)	2002 - 2007	3,523,727	2,032,125	$12.66	$6.4		—
Manager (C)	Mar-11	1,725,000	1,580,166	$2.72	$7.0	(G)	$4.8
Manager (C)	Sep-11	2,587,500	2,165,361	$2.07	$5.6	(H)	$8.9
Manager (C)	Apr-12	1,897,500	1,244,778	$2.82	$5.6	(I)	$5.5
Manager (C)	May-12	2,300,000	1,421,667	$3.05	$7.6	(J)	$6.1
Manager (C)	Jul-12	2,530,000	1,416,195	$3.04	$8.3	(K)	$6.7
Manager (C)	Jan-13	5,750,000	2,108,333	$4.24	$18.0	(L)	$8.6
Manager (C)	Feb-13	2,300,000	766,667	$4.75	$8.4	(M)	$2.3
Manager (C)	Jun-13	4,025,000	805,000	$4.97	$3.8	(N)	$3.1
Manager (C)	Nov-13	5,795,095	193,170	$5.25	$6.0	(O)	$2.8
Exercised (D)	Prior to 2008	(1,043,118)	N/A	$15.70	N/A		N/A
Exercised (E)	Oct-12	(95,834)	N/A	$5.28	N/A		N/A
Exercised (F)	Sep-13	(307,833)	N/A	$2.56	N/A		N/A
Expired unexercised	2002-2003	(464,484)	N/A	N/A	N/A		N/A
Outstanding		30,542,553	13,737,462

(A)	The strike prices are subject to adjustment in connection with return of capital dividends and spin-offs. A portion of Newcastle’s 2008 dividends was deemed return of capital dividends. The effect on the strike prices was not significant. The strike prices were adjusted for the New Residential spin-off as described above. As of December 31, 2013, the weighted average strike price of the outstanding options issued prior to 2011 was $12.66.
(B)	The fair value of the options was estimated using an option valuation model. Since the Newcastle Option Plan and 2012 Plan have characteristics significantly different from those of traded options, and since the assumptions used in such model, particularly the volatility assumption, are subject to significant judgment and variability, the actual value of the options could vary materially from management’s estimate. The volatility assumption for these options was estimated based primarily on the historical volatility of Newcastle’s common stock and management’s expectations regarding future volatility. The expected life assumption for options issued prior to 2011 was estimated based on the simplified term method. This simplified method was used because Newcastle did not have sufficient historical data to conclude on the appropriate expected life of its options and because historical data to date was consistent with the simplified term method. The expected life assumption for options issued in 2011 and thereafter was estimated based primarily on the historical expected life of applicable previously issued options.
(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2004	$11.49-$14.05	226,125
2005	$13.24	89,925
2006	$13.16	48,450
2007	$12.40-$14.01	171,070
2011	$2.07-$2.72	1,210,000
2012	$2.82-$3.05	1,300,000
	Total	3,045,570

(D)	670,620 of the total options exercised were by the Manager. 368,498 of the total options exercised were by employees of Fortress subsequent to their assignment. 4,000 of the total options exercised were by directors.
(E)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.2 million.
(F)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.9 million.
(G)	The assumptions used in valuing the options were: a 1.7% risk-free rate, 107.8% volatility and a 3.3 year expected term.
(H)	The assumptions used in valuing the options were: a 1.13% risk-free rate, 13.2% dividend yield, 151.1% volatility and a 4.6 year expected term.
(I)	The assumptions used in valuing the options were: a 1.3% risk-free rate, 12.9% dividend yield, 149.4% volatility and a 4.7 year expected term.
(J)	The assumptions used in valuing the options were: a 1.05% risk-free rate, 11.9% dividend yield, 148.4% volatility and a 4.8 year expected term.
(K)	The assumptions used in valuing the options were: a 0.75% risk-free rate, 11.9% dividend yield, 147.5% volatility and a 4.8 year expected term.
(L)	The assumptions used in valuing the options were: a 2.0% risk-free rate, 8.8% dividend yield, 56.2% volatility and a 10 year term.
(M)	The assumptions used in valuing the options were: a 2.1% risk-free rate, 7.8% dividend yield, 55.5% volatility and a 10 year term.
(N)	The assumptions used in valuing the options were: a 2.5% risk-free rate, 8.8% dividend yield, 36.9% volatility and a 10 year term.
(O)	The assumptions used in valuing the options were: a 2.8% risk-free rate, 6.7% dividend yield, 32.0% volatility and a 10 year term.